Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 CNY (¥) shares
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 13,356	¥ 89,634		¥ 58,227
Non-current accounts receivable, allowance for doubtful accounts	$ 11,146	¥ 74,800		¥ 69,713
Ordinary shares, par value per share | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000		250,000,000
Ordinary shares, shares issued	121,687,974	121,687,974		120,961,641
Ordinary shares, shares outstanding	121,551,075	121,551,075		120,824,742
Treasury stock, shares	136,899	136,899		136,899